Expense Example {- Franklin Income VIP Fund} - FTVIP Class 2-70 - Franklin Income VIP Fund - Class 2	May 01, 2021 USD ($)
Expense Example:
1 year	$ 74
3 years	232
5 years	405
10 years	$ 906